Alger 35 ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Alger 35 ETF | Alger 35 ETF
Prospectus [Line Items]
Annual Return [Percent]	37.46%	46.89%	32.38%	(35.90%)